Right-of-Use Assets and Operating Lease Liabilities (Tables)	6 Months Ended
May 31, 2025
Right-of-Use Assets and Operating Lease Liabilities [Abstract]
Schedule of Lease Cost

As of May 31, 2025 and November 30, 2024, the Group subsisted of the following non-cancellable lease contracts.

Description of lease	Lease term
Office at Units 2803, 28th Floor of Admiralty Center Tower 1, No 18 Harcourt Road, Hong Kong	From February 14, 2023 to March 31, 2025
Office at Units 1203C, 12th Floor of Admiralty Center Tower 1, No 18 Harcourt Road, Hong Kong	From March 15, 2025 to March 14, 2027

(a) Amounts recognized in the unaudited interim condensed consolidated balance sheet:

	As of
	November 30, 2024 (Audited)	May 31, 2025 (Unaudited)	May 31, 2025 (Unaudited)
	HK$	HK$	US$
Right-of-use assets	353,218	871,101	111,097

Operating lease liabilities
Current	293,792	478,462	61,021
Non-current	—	396,246	50,536
	293,792	874,708	111,557

(b) A summary of lease cost recognized in the Group’s unaudited interim condensed consolidated statements of income and supplemental cash flow information related to operating leases is as follows:

	For the Six Months Ended May 31,
	2024 (Unaudited)	2025 (Unaudited)
	HK$	HK$	US$
Amortization charge of right-of-use assets	426,127	434,250	55,383
Interest of lease liabilities	15,087	9,744	1,243
Cash paid for operating leases	443,520	380,960	48,586

Schedule of Operating Lease Liabilities

(c) The following table shows the remaining contractual maturities of the Group’s operating lease liabilities as of May 31, 2025:

	For the Six Months Ended May 31, 2025 (Unaudited)
	HK$	US$
2025	916,760	116,920
Total future lease payments	916,760	116,920
Less: imputed interest	(42,052)	(5,363)
Present value of lease obligation	874,708	111,557